EMPLOYEE BENEFIT PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT PLAN
16.	EMPLOYEE BENEFIT PLAN
The Company has a defined contribution plan in the U.S. intended to qualify under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer up to 100% of their annual compensation on a pretax basis. For the year ended December 31, 2022, the Company elected to match 50% of employee contributions up to a maximum of 4% of eligible employee compensation. For the three months ended September 30, 2023 and 2022, the Company recognized expenses related to the 401(k) Plan amounting to $61,586 and $4,511, respectively and for the nine months ended September 30, 2023 and 2022, the Company recognized expenses related to the 401(k) Plan amounting to $86,901 and $12,559, respectively.

13.	EMPLOYEE BENEFIT PLAN
The Company has a defined contribution plan in the U.S. intended to qualify under Section 401 (k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer up to 100% of their annual compensation on a pre-tax
basis. For the years ended December 31, 2022 and 2021, the Company elected to match 50% of employee contributions up to a maximum of 4% of eligible employee compensation. For the years ended December 31, 2022 and 2021, the Company recognized expenses related to the 401(k) Plan amounting to $22,559 and $8,368, respectively.

ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
EMPLOYEE BENEFIT PLAN
10.	RETIREMENT PLAN
The Company had a 401(k) Safe Harbor and Discretionary Profit-Sharing Plan (the Plan) with a service provider until May 30, 2021, at which time the Company switched to Paychex’s Retirement Services 401(k) Profit Sharing Plan. All eligible employees are able to participate in voluntary salary reduction contributions to the Profit-Sharing Plan. All employees who have completed one year of service with the Company are eligible to receive employer matching contributions. The Company may match contributions to the Profit-Sharing Plan, up to 4% of compensation. For the years ended December 31, 20
2
2 and 2021, the Company made a discretionary contribution of $0 and $100,000 to the Profit Sharing
Pl
an, respectively.